10-Q Organization and Liquidity (Details) - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Accounting Policies [Abstract]
Accumulated deficit	$ (122,147)	[1]	$ (95,245)	[1]	$ (25,277)
Existing cash, cash equivalents, and marketable securities	$ 196,100		$ 65,800

[1]	Retroactively recast for the reverse recapitalization as described in Note 3.